USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited)

Besides the following listed Commodity Futures Contracts, Common Stocks, United States Treasury Obligations and Exchange-Traded Funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at March 31, 2024.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2024:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts
Euronext Rapeseed EURO Futures IJ, May 2024 contracts	3	$70,304	Apr-24	$1,540	0.1%
ICE Canola Futures RS, May 2024 contracts	4	35,677	May-24	1,506	0.1%
ICE ECX EMISSION Futures MO, December 2024 contracts	2	171,890	Dec-24	(40,126)	(1.7)%
	9	277,871		(37,080)	(1.5)%
United States Contracts
ICE Sugar #11 Futures SB, May 2024 contracts	2	51,486	Apr-24	(1,041)	(0.1)%
ICE Cotton Futures CT, May 2024 contracts	1	44,200	May-24	1,490	0.1%
CBOT Corn Futures C, May 2024 contracts	9	202,350	May-24	(3,450)	(0.2)%
CBOT Rough Rice Futures RR, May 2024 contracts	3	111,230	May-24	(13,070)	(0.6)%
CBOT Soybean Futures S, May 2024 contracts	2	120,113	May-24	(962)	(0.0)	%(a)
CBOT Wheat Future W, May 2024 contracts	3	90,238	May-24	(6,200)	(0.3)%
ICE Cocoa Futures CC, May 2024 contracts	1	51,070	May-24	46,590	1.9%
Coffee Futures KC, May 2024 contracts	1	69,412	May-24	1,406	0.1%
ICE Biodiesel D4 RIN Futures RI, June 2024 contracts	2	81,850	Jun-24	(24,850)	(1.0)%
NYMEX Chicago Ethanol S Futures CU, June 2024 contracts	1	68,565	Jun-24	2,625	0.1%
ICE PJM TQRECC I ZQ, July 2024 contracts	13	48,009	Jul-24	(910)	(0.0)	%(a)
ICE CA Low Carbon Fuel Futures ZR, December 2024 contracts	2	14,525	Dec-24	(425)	(0.0)	%(a)
	40	953,048		1,203	0.0	%(b)
Total Open Commodity Futures Contracts(c)	49	$1,230,919		$(35,877)	(1.5)%

	Shares	Market Value	% of Total Net Assets
Common Stocks
Aerospace & Defense
Hexcel Corp.	100	7,285	0.3%

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited) (continued)

	Shares	Market Value	% of Total Net Assets
Common Stocks (continued)
Chemicals
Daqo New Energy Corp., ADR(d)	600	$16,890	0.7%
Electric
AES Brasil Energia SA(d)	10,100	20,581	0.9%
Boralex, Inc. – Class A	800	16,919	0.7%
Brookfield Renewable Corp. – Class A	700	17,199	0.7%
EDP Renovaveis SA	1,132	15,337	0.6%
FTC Solar, Inc.(d)	6,400	3,450	0.1%
Greenvolt-Energias Renovaveis SA(d)	103	908	0.0	%(b)
Light S/A(d)	9,300	9,587	0.4%
Meridian Energy Ltd.	8,940	31,603	1.3%
NextEra Energy, Inc.	200	12,782	0.5%
Ormat Technologies, Inc.	100	6,619	0.3%
Orsted AS, 144A(d)(e)	232	12,913	0.5%
ReNew Energy Global PLC – Class A(d)	2,600	15,600	0.7%
		163,498	6.7%
Energy - Alternate Sources
Array Technologies, Inc.(d)	1,300	19,383	0.8%
Canadian Solar, Inc.(d)	1,500	29,640	1.2%
Corp. ACCIONA Energias Renovables SA	780	17,000	0.7%
Energix-Renewable Energies Ltd.	1,127	4,140	0.2%
Enphase Energy, Inc.(d)	100	12,098	0.5%
ERG SpA	168	4,224	0.2%
First Solar, Inc.(d)	200	33,760	1.4%
Flat Glass Group Co. Ltd. – Class H	8,000	19,442	0.8%
Gigasolar Materials Corp.(d)	2,000	7,718	0.3%
Grenergy Renovables SA(d)	1,150	30,230	1.3%
JA Solar Technology Co. Ltd. – Class A	3,600	8,623	0.4%
JinkoSolar Holding Co. Ltd., ADR	500	12,595	0.5%
LONGi Green Energy Technology Co. Ltd. – Class A	6,200	16,746	0.7%
Maxeon Solar Technologies Ltd.(d)	3,100	10,323	0.4%
Ming Yang Smart Energy Group Ltd. – Class A	2,900	3,755	0.2%
Motech Industries, Inc.	3,000	2,648	0.1%
Neoen SA, 144A(e)	52	1,474	0.1%
Nordex SE(d)	1,599	20,999	0.9%
OX2 AB(d)	3,125	14,437	0.6%
OY Nofar Energy Ltd.(d)	536	13,313	0.6%
PNE AG	110	1,592	0.1%
Scatec ASA, 144A(e)	953	6,338	0.3%
Serena Energia SA(d)	2,300	4,324	0.2%
Solaria Energia y Medio Ambiente SA(d)	1,641	17,909	0.8%
Sungrow Power Supply Co. Ltd. – Class A	2,700	38,378	1.6%
Sunrun, Inc.(d)	2,300	30,314	1.3%

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited) (continued)

	Shares	Market Value	% of Total Net Assets
Common Stocks (continued)
Energy - Alternate Sources (continued)
TCL Zhonghuan Renewable Energy Technology Co. Ltd. – Class A	1,600	$2,600	0.1%
Terna Energy SA	91	1,771	0.1%
Titan Wind Energy Suzhou Co. Ltd. – Class A(d)	10,700	14,929	0.6%
Xinte Energy Co. Ltd. – Class H(d)	10,800	14,434	0.6%
		415,137	17.6%
Engineering & Construction
Eolus Vind AB – Class B	363	2,521	0.1%
Investment Companies
Aker Horizons ASA(d)	27,526	7,866	0.3%
Machinery - Construction & Mining
GoodWe Technologies Co. Ltd. – Class A	771	10,608	0.4%
Transportation
Cadeler A/S(d)	1,326	6,490	0.3%
Total Common Stocks
(Cost $753,380)		$630,295	26.4%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
5.39%, 4/04/2024	595,000	$594,739	25.0%
Total Treasury Obligations		$594,739	25.0%
(Cost $594,739)
Exchange-Traded Funds
USCF Sustainable Battery Metals Strategy Fund(f)
(Cost $1,052,640)	49,500	$740,520	31.1%
Total Investments
(Cost $2,400,759)		$1,929,677	81.0%
Other Assets in Excess of Liabilities		454,046	19.0%
Total Net Assets		$2,383,723	100.0%

(a)	Position represents greater than (0.05)%.
(b)	Position represents less than 0.05%.
(c)	Collateral amounted to $175,666 on open commodity futures contracts.
(d)	Non-income producing security.
(e)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $20,724, which represents 0.9% of net assets as of March 31, 2024.
(f)	Affiliated issuer.
ADR: American Depositary Receipt

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited) (continued)

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 is as follows:

Market Value at 6/30/2023	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss) on Affiliated investments	Net Change in Unrealized Appreciation (Depreciation) on Affiliated investments	Affiliated investment Interest Income	Distributions from Capital Gain	Number of Shares at 3/31/24	Market Value at 3/31/24
Exchange-Traded Fund — 31%
USCF Sustainable Battery Metals Strategy Fund
$—	$1,052,640	$—	$—	$(312,120)	$28,196	$—	49,500	$740,520

Summary of Investments by Country^
United States	75.7%
China	8.1
Spain	4.1
Canada	2.4
Brazil	1.8
New Zealand	1.6
Germany	1.1
Denmark	1.0
Israel	0.9
Sweden	0.9
India	0.8
Taiwan	0.5
Norway	0.4
South Africa	0.3
Italy	0.2
Greece	0.1
France	0.1
Portugal	0.0 (a)
100.0%

Summary of Investments by Sector^
Financial	38.1%
Government	30.2
Energy	21.1
Utilities	8.3
Industrial	1.4
Basic Materials	0.9
100.0%

^	As a percentage of total investments.
(a)	Position represents less than 0.05%.